COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

9.	COMMITMENTS AND CONTINGENCIES

Pending acquisitions

On August 23, 2021, the Company and Unique Logistics Limited, Hong Kong (“ULHK”) entered into a Non-Binding Term Sheet for the Company’s purchase from ULHK of (i) 65% of the capital stock of Unique Logistics International India (Private) Ltd.; (ii) 50% of the capital stock of ULI (North & East China) Company Limited; (iii) 50% of the capital stock of Unique Logistics International (Shanghai) Co. Ltd; (iv) 50% of the capital stock of ULI International Co. Ltd.; (v) 49.99% of TGF Unique Limited; (vi) 100% of the capital stock of Unique Logistics International (H.K.) Limited; (vii) 65% of the capital stock of Unique Logistics International (Vietnam) Co. Ltd.; (viii) 70% of the capital stock of ULI (South China) Limited; (ix) 100% of the capital stock of Unique Logistics International (South China) Ltd.; and (x) 100 of the capital stock of Shenzhen Unique Logistics Limited (collectively the “ULHK Entities”). The initial purchase price, subject to adjustment, to be paid for the ULHK Entities is $22,000,000 payable as follows (i) $21,000,000 payable at closing (ii) $1,000,000 in the form of a zero interest 24-month promissory note. Seller shall also be entitled to an additional $2,500,000 payable (the “Earn-Out

Payment”) by March 31, 2023, in the event that ULHK Entities EBITDA exceeds $5,000,000 for the calendar year of 2022. Should ULHK Entities EBITDA be less than $5,000,000 but more than $4,500,000 for the 2022 calendar year, the Earn-Out Payment will be adjusted to $2,000,000. No Earn-Out will be paid if the EBITDA of the ULHK Entities is less than $4,500,000 for the 2022 calendar year.

The purchase of ULHK Entities is subject to, among other things, due diligence, receipt and review of definitive agreements, receipt of certain regulatory approvals, audited financial statements, material third part consents and consent of minority shareholders of ULHK Entities

Litigation

From time to time, the Company may become involved in litigation relating to claims arising in the ordinary course of the business. There are no claims or actions pending or threatened against the Company that, if adversely determined, would in the Company’s management’s judgment have a material adverse effect on the Company.

Leases

The Company leases office space, warehouse facilities and equipment under non-cancellable lease agreements expiring on various dates through October 2028. Office leases contain provisions for future rent increases. The Company adopted ASC 842 from inception, requiring the Company to recognize an asset and liability on the consolidated balance sheets for lease arrangements with terms longer than 12 months. The Company has elected the practical expedient to not apply the recognition requirement to leases with a term of less than one year (short term leases). The Company uses its incremental borrowing rate to discount lease payments to present value. The incremental borrowing rate is based on the estimated interest rate the Company could obtain for borrowing over a similar term of the lease at commencement date. Rental escalations, renewal options and termination options, when applicable, have been factored into the Company’s determination of lease payments when appropriate. The Company does not separate lease and non-lease components of contracts. Variable payments related to pass-through costs for maintenance, taxes and insurance or adjustments based on an index such as Consumer Price Index are not included in the measurement of the lease liability or asset and are expensed as incurred.

The components of lease expense were as follows:

	For the Three Months Ended	For the Three Months Ended
	November 30, 2021	November 30, 2020
Operating lease	$430,483	$383,860
Interest on lease liabilities	34,948	47,324
Total net lease cost	$465,431	$431,184

	For the Six Months Ended	For the Six Months Ended
	November 30, 2021	November 30, 2020
Operating lease	$792,684	$737,424
Interest on lease liabilities	87,332	98,065
Total net lease cost	$880,016	$835,489

Supplemental balance sheet information related to leases was as follows:

	November 30, 2021	May 31, 2021

Operating leases:
Operating lease ROU assets – net	$3,087,387	$3,797,527

Current operating lease liabilities, included in current liabilities	1,399,186	1,466,409
Noncurrent operating lease liabilities, included in long-term liabilities	1,799,273	2,431,144
Total operating lease liabilities	$3,198,459	$3,897,553

Supplemental cash flow and other information related to leases was as follows:

	For the Six Months Ended November, 2021	For the Six Months Ended November, 2020

Cash paid for amounts included in the measurement of lease liabilities:
Operating leases	$-	$639,338
ROU assets obtained in exchange for lease liabilities:
Operating leases	$-	$223,242
Weighted average remaining lease term (in years):
Operating leases	3.90	4.20
Weighted average discount rate:
Operating leases	4.25%	4.25%

Future minimum lease payments under noncancelable operating leases are as follows:

Twelve Months Ending November 30,
2022	$1,500,001
2023	525,640
2024	509,667
2025	354,528
2026	211,383
Thereafter	373,181
Total lease payments	3,474,400
Less: imputed interest	(275,941)
Total lease obligations	$3,198,459

11.	COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may become involved in litigation relating to claims arising in the ordinary course of the business. There are no claims or actions pending or threatened against the Company that, if adversely determined, would in the Company’s management’s judgment have a material adverse effect on the Company.

Leases

The Company leases office space, warehouse facilities and equipment under non-cancelable lease agreements expiring on various dates through October 2028. Office leases contain provisions for future rent increases. The Company adopted ASC 842 from inception, requiring the Company to recognize an asset and liability on the consolidated balance sheets for lease arrangements with terms longer than 12 months. The Company has elected the practical expedient to not apply the recognition requirement to leases with a term of less than one year (short term leases). The Company uses its incremental borrowing rate to discount lease payments to present value. The incremental borrowing rate is based on the estimated interest rate the Company could obtain for borrowing over a similar term of the lease at commencement date. Rental escalations, renewal options and termination options, when applicable, have been factored into the Company’s determination of lease payments when appropriate. The Company does not separate lease and non-lease components of contracts. Variable payments related to pass-through costs for maintenance, taxes and insurance or adjustments based on an index such as Consumer Price Index are not included in the measurement of the lease liability or asset and are expensed as incurred.

The components of lease expense were as follows:

For the Year Ended May 31, 2021

Operating lease	$1,506,090
Interest on lease liabilities	148,039
Total net lease cost	$1,654,129

Supplemental balance sheet information related to leases was as follows:

	May 31, 2021	May 31, 2020

Operating leases:
Operating lease ROU assets – net	$3,797,527	$4,770,280

Current operating lease liabilities, included in current liabilities	$1,466,409	$1,288,216
Noncurrent operating lease liabilities, included in long-term liabilities	2,431,144	3,482,064
Total operating lease liabilities	$3,897,553	$4,770,280

Supplemental cash flow and other information related to leases was as follows:

	For the Year Ended May 31, 2021	For the Period from October 28, 2019 (Inception) Through May 31, 2020

ROU assets obtained in exchange for lease liabilities:
Operating leases	$223,242	$4,770,280
Weighted average remaining lease term (in years):
Operating leases	4.04	4.48
Weighted average discount rate:
Operating leases	4.25%	4.25%

As of May 31, 2021, future minimum lease payments under noncancelable operating leases are as follows:

Future Minimum Payments for the Twelve Months Ending May 31,
2022	$1,598,287
2023	958,942
2024	528,755
2025	455,771
2026	256,978
Thereafter	467,008
Total lease payments	4,265,740
Less: imputed interest	(368,187)
Total lease obligations	$3,897,553

Accounts Receivable Facility

On May 29, 2020, the Company entered into a Secured Accounts Receivable Facility (the “Facility”) with Corefund Capital, LLC (“Core”), pursuant to which Core agreed to purchase from the Company up to an aggregate of $12,000,000 of accounts receivables. The Facility provides Core with security interests in purchased accounts until the accounts have been repurchased by the Company or paid by the customer. The Facility includes fees payable to Core based on the number of days between the date on which an account was purchased by Core and the date on which the Company repurchased the account or the customer paid, as follows: (i) Less than or equal to 30 days, a 1.5% fee; (ii) more than 30 days but less than or equal to 40 days, a 1.75% fee; (iii) more than 40 days but less than or equal to 50 days, a 2.0% fee; (iv) more than 50 days but less than or equal to 60 days, a 2.25% fee; (v) more than 60 days but less than or equal to 90 days, a 2.50% fee; (vi) if more than 90 days, a 2.50% fee for each additional week or portion thereof. Fees related to factoring transactions with Core were approximately $4,472,000 for the year ended May 31, 2021. The net principal balance of trade accounts receivable outstanding under the factoring agreement was approximately $31,750,000 and $3,900,000 as of May 31, 2021 and 2020, respectively.

On November 2, 2020, the Company, entered into an Amendment to the Facility (the “Amendment”) with Core, pursuant to which the Company and Core agreed to increase the credit line provided in the original Secured Accounts Receivable Facility, dated May 29, 2020, from $12,000,000 up to $25,000,000. The remaining terms of the Facility were unchanged by the Amendment. The Facility has been terminated by the Company on May 29, 2021, and was renewed on June 17, 2021, under the same terms and conditions as the original agreement and the credit line was set at $2.0 million.